Document and Entity Information	9 Months Ended
Dec. 02, 2017
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 02, 2017
Trading Symbol	abs
Entity Registrant Name	ALBERTSONS COMPANIES, INC.
Entity Central Index Key	0001646972
Entity Filer Category	Non-accelerated Filer